Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Income Tax Status

Note 4 – Income Tax Status

The Plan uses a prototype plan document sponsored by Empower Retirement LLC. Empower Retirement LLC received an opinion letter from the Internal Revenue Service (“IRS”), dated November 14, 2022, which states that the prototype document satisfies the applicable provisions of the Internal Revenue Code (“IRC”). The Plan itself has not received a determination letter from the IRS. However, the Plan Administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income tax has been included in the Plan’s financial statements.

Accounting principles generally accepted in the United States require plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.